Leases (Details 3) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases
2026	¥ 9,616
2027	6,267
2028	4,419
2029	3,409
2030	2,729
2031 and thereafter	11,737
Total lease payments	38,177
Less: interest	(5,070)
Present value of operating lease liabilities	¥ 33,107	¥ 25,712